COMMITMENTS AND CONTINGENCIES (Narrative) (Details) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 27, 2018 USD ($) LegalMatter	Mar. 28, 2018 USD ($)	Dec. 27, 2017 USD ($)	Jun. 28, 2017 USD ($)	Jun. 27, 2018 USD ($) LegalMatter	Jun. 28, 2017 USD ($)	Jun. 29, 2016 USD ($)
Guarantor Obligations [Line Items]
Lease guarantee charges		$ 500	$ 1,400	$ 1,100	$ 1,943	$ 1,089	$ 0
Payments for Legal Settlements					1,400
Letters of Credit Outstanding, Amount	$ 32,300				32,300
Cyber security incident charges	$ 2,000				2,000	0	$ 0
Loss Contingency Insurance Coverage Deductible					$ 2,000
NumberOfPutativeClassActions | LegalMatter	4				4
Lease Guarantees And Secondary Obligations [Member]
Guarantor Obligations [Line Items]
Loss Contingency, Accrual, Current	$ 1,400			1,100	$ 1,400	1,100
Description of Material Contingencies of Parent Company					No other liabilities related to this matter have been recorded
Maximum [Member] | Lease Guarantees And Secondary Obligations [Member]
Guarantor Obligations [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 58,200			$ 69,000	$ 58,200	$ 69,000